Other Current Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Other Liabilities [Line Items]
Accounts payable for property, plant and equipment	¥ 9,857	¥ 10,354
Advances received	7,152	6,437
Income taxes payable	4,557	4,013
Other	11,576	11,628
Other current liabilities	¥ 33,142	¥ 32,432